SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives for property, plant and equipment

Category	Estimated Useful Lives
Machinery, tooling and equipment	3-7 years
Vehicles	5 years
Computers and software	3 years